Property, Plant and Equipment - Schedule of Property, Plant and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment - Schedule of Property, Plant and Equipment (Details) [Line Items]
Balance	$ 3,713	$ 3,655
Additions	200	1,249
Depreciation provided during the year	(1,213)	(931)
Disposals	(1)	(10)
Exchange realignment	(53)	(250)
Balance	2,646	3,713
Cost	6,590	6,543
Accumulated depreciation	(3,944)	(2,830)
Net carrying amount	2,646	3,713
Leasehold improvements [Member]
Property, Plant and Equipment - Schedule of Property, Plant and Equipment (Details) [Line Items]
Balance	1,774	1,601
Additions	28	710
Depreciation provided during the year	(700)	(416)
Disposals
Exchange realignment	(25)	(121)
Balance	1,077	1,774
Cost	2,519	2,532
Accumulated depreciation	(1,442)	(758)
Net carrying amount	1,077	1,774
Plant and machinery [Member]
Property, Plant and Equipment - Schedule of Property, Plant and Equipment (Details) [Line Items]
Balance	1,673	1,842
Additions	27	360
Depreciation provided during the year	(416)	(412)
Disposals
Exchange realignment	(23)	(117)
Balance	1,261	1,673
Cost	3,373	3,386
Accumulated depreciation	(2,112)	(1,713)
Net carrying amount	1,261	1,673
Office equipment [Member]
Property, Plant and Equipment - Schedule of Property, Plant and Equipment (Details) [Line Items]
Balance	33	68
Additions
Depreciation provided during the year	(20)	(31)
Disposals
Exchange realignment		(4)
Balance	13	33
Cost	148	150
Accumulated depreciation	(135)	(117)
Net carrying amount	13	33
Motor vehicles [Member]
Property, Plant and Equipment - Schedule of Property, Plant and Equipment (Details) [Line Items]
Balance	151	12
Additions	127	168
Depreciation provided during the year	(43)	(19)
Disposals		(10)
Exchange realignment	(3)
Balance	232	151
Cost	322	199
Accumulated depreciation	(90)	(48)
Net carrying amount	232	151
Electronic equipment [Member]
Property, Plant and Equipment - Schedule of Property, Plant and Equipment (Details) [Line Items]
Balance	82	132
Additions	18	11
Depreciation provided during the year	(34)	(53)
Disposals	(1)
Exchange realignment	(2)	(8)
Balance	63	82
Cost	228	276
Accumulated depreciation	(165)	(194)
Net carrying amount	$ 63	$ 82